Financial Assets and liabilities - Summary of Fair value of the group's financial assets and financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 208,572	$ 129,467
Financial liabilities at FVTPL		2,544
Warrants [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL		2,544
Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	202,869	129,467
Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	5,703
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	208,572	129,467
Level 1 | Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	202,869	129,467
Level 1 | Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 5,703
Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL		2,544
Level 3 | Warrants [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL		$ 2,544